Leases - operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease cost
Operating lease cost	¥ 9,024	¥ 12,617
Short-term lease cost	761	666
Total	¥ 9,785	¥ 13,283